ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 71,339,361	$ 11,194,702	¥ 112,723,433
Prepaid expenses and other current assets	3,129,600	491,103	5,970,973
Total assets	507,175,310	79,586,874	575,621,032
Accrued expenses and other payables	48,174,095	7,559,567	47,020,182
Total liabilities	316,275,776	49,630,571	327,874,800
Common shares	4,720,147	740,694	4,716,675
Treasury shares	(9,818,754)	(1,540,777)	(11,625,924)
Additional paid-in capital	540,583,564	84,829,358	541,272,503
Accumulated other comprehensive loss	(37,559,847)	(5,893,960)	(37,424,722)
Accumulated deficit	(310,156,018)	(48,670,247)	(298,533,669)
Total shareholders’ equity attributable to ATA Creativity Global	187,769,092	29,465,068	198,404,863
Total liabilities, mezzanine equity and shareholders’ equity	507,175,310	79,586,874	575,621,032
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	2,235,730	350,835	2,486,636
Prepaid expenses and other current assets	3,892	611	3,983
Investments in subsidiaries	187,780,984	29,466,934	198,028,805
Total assets	190,020,606	29,818,380	200,519,424
Accrued expenses and other payables	2,251,514	353,312	2,114,561
Total liabilities	2,251,514	353,312	2,114,561
Common shares	4,720,147	740,694	4,716,675
Treasury shares	(9,818,754)	(1,540,777)	(11,625,924)
Additional paid-in capital	540,583,564	84,829,358	541,272,503
Accumulated other comprehensive loss	(37,559,847)	(5,893,960)	(37,424,722)
Accumulated deficit	(310,156,018)	(48,670,247)	(298,533,669)
Total shareholders’ equity attributable to ATA Creativity Global	187,769,092	29,465,068	198,404,863
Total liabilities, mezzanine equity and shareholders’ equity	¥ 190,020,606	$ 29,818,380	¥ 200,519,424